Fee income from financial services, net (Tables)	12 Months Ended
Dec. 31, 2022
Fee Income From Financial Services [Abstract]
Disclosure of fee and commission income (expense)
(a)	For the years ended December 31, 2022, 2021 and 2020, this caption is comprised of the following:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Income
Performance obligations at a point in time:
Accounts maintenance, carriage, transfers, and debit and credit card fees	705,188	562,542	474,822
Income from services (acquirer and issuer role) (b)	523,313	—	—
Banking services fees	205,333	207,230	192,588
Brokerage and custody services (c)	5,836	8,457	6,858
Others	34,438	—	—
Performance obligations over time:
Funds management	153,948	184,703	151,356
Contingent loans fees	70,038	64,964	52,156
Collection services	60,931	52,955	41,124
Commission for loans rescheduling “Reactiva Peru” program	16,909	23,722	—
Others	23,259	37,293	42,207

Total (d)	1,799,193	1,141,866	961,111

Expenses
Expenses for services (acquirer and issuer role) (b)	(238,997)	—	—
Credit cards	(164,722)	(128,580)	(105,772)
Commissions Mastercard - Visa	(56,845)	—	—
Credit life insurance premiums	(54,536)	(60,231)	(59,520)
Local banks fees	(50,192)	(36,836)	(15,828)
Foreign banks fees	(24,920)	(31,767)	(15,105)

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Commission for loans rescheduling “Reactiva Peru” program	(22,373)	(26,215)	—
Registry expenses	(2,046)	(3,009)	(8,151)
Brokerage and custody services (c)	(961)	(824)	(630)
Others	(46,215)	(30,596)	(32,605)

Total	(661,807)	(318,058)	(237,611)

Net	1,137,386	823,808	723,500

(b)
Corresponds to the management and operation of the shared service of transaction processing of credit and debit cards, for clients of Izipay since April 2022, month in which Izipay became a consolidated subsidiary of IFS.

(c)	As of December 31, 2022, 2021 and 2020, the Group has recognized net income for transactions carried out on behalf of its clients amounting to S/4,875,000, S/7,633,000 and S/6,228,000, respectively.

Disaggregation of revenue from contracts with customers explanatory
(d)	Fee income by geographic distribution for the years ended December 31, 2022, 2021 and 2020 is presented below:

	2022	2021	2020
	S/(000)	S/(000)	S/(000)
Geographic information
Peru	1,678,023	1,003,858	854,082
Panama	121,170	138,008	107,029

Total	1,799,193	1,141,866	961,111